Tax assets and liabilities	12 Months Ended
Dec. 31, 2018
Tax assets and liabilities [Abstract]
Tax assets and liabilities

24.        Tax assets and liabilities

a) Income and Social Contribution Taxes

The total charge for the year can be reconciled to accounting profit as follows:

Thousand of reais	2018	2017	2016

Operating Profit Before Tax	15,909,771	14,513,684	16,383,902
Interest on capital (1)	(4,080,000)	(3,800,000)	(3,850,000)
Operating Profit Before Tax	11,829,771	10,713,684	12,533,902
Rates (25% income tax and 20% social contribution tax)	(5,323,397)	(4,821,158)	(5,640,256)
PIS and COFINS (net of income and social contribution taxes) (2) (7)	(1,490,190)	(1,427,960)	(1,641,181)
Non-taxable/Non-deductible:
Equity in affiliates	29,681	32,198	21,392
Goodwill(3)	(101,305)	(669,963)	(734,952)
Exchange variation - foreign branches (4)	2,792,995	440,857	(3,561,133)
Net Indeductible Expenses of Non-Taxable Income (7)	384,554	194,737	-
Adjustments:
Constitution of income and social contribution taxes on temporary differences	136,353	1,138,005	605,058
Effects of change in rate of social contribution taxes (5)(6)	(90,013)	(1,427,667)	(613,202)
Other adjustments (6)	551,469	1,165,315	2,645,290
Income taxes	(3,109,853)	(5,375,636)	(8,918,984)
Of which:
Current tax (7)	(4,704,293)	(4,969,241)	(3,575,099)
Deferred taxes	1,594,440	(406,395)	(5,343,885)
Taxes paid in the year	(3,668,571)	(3,280,230)	(4,240,115)

(1) Amount distributed to shareholders as interest attributable to shareholders' equity. For accounting purposes, although the interest should be reflected in the income statement for tax deduction, the charge is reversed before the calculation of the net income in the financial statements and deducted from the shareholders' equity since it is considered as dividend.

(2) PIS and COFINS are considered a profit-base component (net basis of certain revenues and expenses), therefore and accordingly to IAS 12 they are recorded as income taxes.

(3) The difference between the tax basis and accounting basis of goodwill on acquisition of Banco ABN Amro Real S.A. is a permanent and definitive difference. Administration in this case the possibility of loss on impairment or disposal is remote and only applies to the entity as a whole and according to the characteristics of the business combination performed, it is not possible to segregate and identify the business originally acquired. Therefore deferred tax liability is not record.

(4) Permanent difference related of foreign currency exchange variation on investments abroad nontaxable/ deductible (see details below).

(5) Effect of the rate differential for other non-financial corporations, with a social contribution rate of 9%, as well as the effect of the additional 5% applicable to financial institutions, valid until the end of 2018.

(6) In 2016, includes the IAS 21 amounted to R$575.131  (see Hedge of Investments Abroad below) and non-taxable income/non-deductible expenses R$349.120.

(7) Includes mainly the tax effect on expenses with donations, revenues from judicial deposit updates and other income and expenses that do not qualify as temporary differences.

Exchange Hedge of Grand Cayman, branch in Luxembourg and of Santander Brasil EFC

Banco Santander operates an agency in the Cayman Islands, a branch in Luxembourg, and a subsidiary called Santander Brasil Establecimiento Financiero de Credito, EFC, or "Santander Brasil EFC" (an independent subsidiary in Spain), which are used primarily to raise funds in the capital and financial markets to provide the Bank with credit lines that are extended to its clients for foreign trade and working capital financing.

To hedge the exposure to exchange rate variations, the Bank uses derivatives and funding. In accordance with Brazilian tax rules, gains or losses arising from the impact of the appreciation or depreciation of the Real on foreign investments are not taxable or deductible for PIS / Cofins / IR / CSLL purposes, while the gains or losses of the derivatives used as hedges are taxable or deductible. The purpose of these derivatives is to protect net income after taxes.

Tax distinct treatment from such exchange rate differences results in volatility in "Operating Income Before Tax" and "Income taxes". The foreign exchange variations recorded as a result of foreign investments in the years ended on December 31, 2018, 2017 and 2016.

	2018	2017	2016
Exchange differences (net)
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	6,673,535	892,863	(7,407,231)
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	(12,540,855)	(1,702,557)	14,124,481
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	255,481	80,170	(656,788)
Tax effect of derivative contracts used as hedge - IR / CS	5,611,839	729,524	(6,060,462)

b) Effective tax rate calculation

The effective tax rate is as follows:

Thousand of reais	2018	2017	2016

Operating Profit Before Tax	15,909,771	14,513,684	16,383,902
Income tax	3,109,853	5,375,636	8,918,984
Effective tax rate	19.55%	37.04%	54.44%

c) Tax recognized in equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

Thousand of reais	2018	2017	2016

Tax credited to equity	2,785,330	3,373,984	2,955,552
Measurement of available-for-sale securities	-	1,016,121	963,990
Measurement at fair value through other comprehensive income	369,805	-	-
Measurement of cash flow hedges	2,081	1,063	4,145
Measurement of investment hedges	562,353	562,353	562,353
Defined benefit plan	1,851,091	1,794,447	1,425,064
Tax charged to equity	(2,168,758)	(2,541,177)	(1,795,115)
Measurement of available-for-sale securities	-	(2,426,459)	(1,701,732)
Measurement at fair value through other comprehensive income	(1,997,600)	-	-
Measurement of cash flow hedges	(163,038)	(111,134)	(87,929)
Defined benefit plan	(8,120)	(3,584)	(5,454)
Total	616,572	832,807	1,160,437

d) Deferred taxes

The detail of the balances of “Tax assets - Deferred” and “Tax liabilities - Deferred” is as follows:

Thousand of reais	2018	2017	2016

Tax assets:	27,680,578	24,778,078	24,437,112
Of which:
Temporary differences (1)	26,416,527	23,375,600	23,398,886
Tax loss carry forwards	846,587	866,579	382,867
Social contribution taxes 18%	417,464	535,899	655,359
Total deferred tax assets	27,680,578	24,778,078	24,437,112

Tax liabilities:	3,031,389	2,496,531	1,268,037
Of which:
Excess depreciation of leased assets	123,257	124,909	144,623
Adjustment to fair value of trading securities and derivatives	2,908,132	2,371,622	1,123,414
Total deferred tax liabilities	3,031,389	2,496,531	1,268,037

(1) Temporary differences relate mainly to impairment losses on loans and receivables and provisions for lawsuits and administrative proceedings, and the effect of the fair value of financial instruments.

The changes in the balances of “Tax Assets - Deferred” and “Tax Liabilities - Deferred” in the last three years were as follows:

Thousand of reais	Balances at December 31, 2017	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2018

Tax assets:	24,778,078	1,674,317	(186,260)	1,369,934	44,509	27,680,578
Temporary differences	23,375,600	1,812,744	(186,260)	1,369,934	44,509	26,416,527
Tax loss carry forwards	866,579	(19,992)	-	-	-	846,587
Social contribution taxes 18%	535,899	(118,435)	-	-	-	417,464
Tax liabilities:	2,496,531	79,877	607,773	(153,623)	831	3,031,389
Temporary differences	2,496,531	79,877	607,773	(153,623)	831	3,031,389
Total	22,281,547	1,594,440	(794,033)	1,523,557	43,678	24,649,189

Thousand of reais	Balances at December 31, 2016	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2017

Tax assets:	24,437,112	668,483	254,733	(620,401)	38,151	24,778,078
Temporary differences	23,398,886	304,231	254,733	(620,401)	38,151	23,375,600
Tax loss carry forwards	382,867	483,712	-	-	-	866,579
Social contribution taxes 18%	655,359	(119,460)	-	-	-	535,899
Tax liabilities:	1,268,037	262,088	582,363	378,693	5,350	2,496,531
Temporary differences	1,268,037	262,088	582,363	378,693	5,350	2,496,531
Total	23,169,075	406,395	(327,630)	(999,094)	32,801	22,281,547

Thousand of reais	Balances at December 31, 2015	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2016

Tax assets:	30,575,504	(5,318,219)	(1,580,025)	652,599	107,253	24,437,112
Temporary differences	29,538,257	(5,319,198)	(1,580,025)	652,599	107,253	23,398,886
Tax loss carry forwards	381,888	979	-	-	-	382,867
Social contribution taxes 18%	655,359	-	-	-	-	655,359
	312,420	(551,692)	962,406	93,991	-	817,125
Temporary differences	312,420	(551,692)	962,406	93,991	-	817,125
Total	30,263,084	(4,766,527)	(2,542,431)	558,608	107,253	23,619,987

(1) It relates to tax recognized in equity.

(2) In 2018, it mainly refers to net of deferred taxes amounted to R$1,216,311 (2017 - R$241,708 and 2016 - R$129,147), which have the same counterparty and realization period.

e) Expected realization of deferred tax assets

	Tax assets				Tax liabilities
Year	Temporary differences	Tax loss carry forwards	Social contribution taxes 18%	Total	Temporary differences	Total

2019	8,288,397	390,185	390,185	8,288,397	390,185	390,185
2020	7,034,807	402,875	402,875	7,034,807	402,875	402,875
2021	7,416,682	341,120	341,120	7,416,682	341,120	341,120
2022	855,891	236,583	236,583	855,891	236,583	236,583
2023 a 2025	1,588,828	236,583	236,583	1,588,828	236,583	236,583
2026 a 2027	1,474,574	854,424	854,424	1,474,574	854,424	854,424
2028 a 2032	1,021,399	569,619	569,619	1,021,399	569,619	569,619
Total	27,680,578	3,031,389	3,031,389	27,680,578	3,031,389	3,031,389